Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Parenthetical) (Detail)	1 Months Ended
	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 JPY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 JPY (¥)	Mar. 31, 2020 CNY (¥)
Chengdu Shuangsi [Member]
Business acquisition, consideration					¥ 4,500,000
Increase in noncontrolling interest, ownership percentage					15.00%
DouYu Japan [Member]
Business acquisition, consideration	¥ 105,129,847	¥ 1,610,800,000	¥ 272,248,433	¥ 4,189,200,000
DouYu Japan [Member] | Maximum [Member]
Increase in noncontrolling interest, ownership percentage	28.90%	28.90%
DouYu Japan [Member] | Minimum [Member]
Increase in noncontrolling interest, ownership percentage	14.90%	14.90%